Derivative Financial Instruments - Cumulative Basis Adjustments for Fair Value Hedges (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Short-term debt
Amounts recorded in the Consolidated Statement of Financial Position related to cumulative basis adjustments for fair value hedges
Carrying amount of the hedged item		$ (1,878)
Cumulative hedging adjustments included in the carrying amount-assets/(liabilities)		(4)
Hedging adjustments on discontinued hedging relationships		(6)
Long-term debt
Amounts recorded in the Consolidated Statement of Financial Position related to cumulative basis adjustments for fair value hedges
Carrying amount of the hedged item	$ (3,411)	(6,004)
Cumulative hedging adjustments included in the carrying amount-assets/(liabilities)	(440)	(333)
Hedging adjustments on discontinued hedging relationships	$ (404)	$ (213)